Condensed Consolidated Statements of Profit or Loss and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue
Total revenue	$ 19,720,654	$ 5,085,150
Cost of revenue	9,956,510	3,229,221
Selling and promotion expenses	708	38,203
General and administrative expenses	2,082,312	1,758,381
Total operating expenses	2,083,020	1,796,584
Results from operating activities	7,681,124	59,345
Other income	102,007	93,677
Share purchase warrants expenses	(1,367,119)	(3,787,938)
Finance income	14,994	13,846
Finance costs	(70,582)	(2,660)
Net finance income (costs)	(55,588)	11,186
Profit (loss) before income tax	6,360,424	(3,623,730)
Income tax expense	(315,503)	(233,225)
Profit (loss) for the period	6,044,921	(3,856,955)
Other comprehensive income (loss)
Foreign operation – foreign currency translation differences	75,327	91,873
Total comprehensive income (loss) for the period	$ 6,120,248	$ (3,765,082)
Income (loss) per share attributable to owners of the Company
Basic income (loss) per share (in Dollars per share)	$ 0.16	$ (0.12)
Diluted income (loss) per share (in Dollars per share)	$ 0.16	$ (0.12)
Income From Wealth Management Services [Member]
Revenue
Total revenue	$ 19,720,654	$ 5,085,150